Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables [abstract]
Trade receivables	$ 1,184	$ 1,132
Less: allowance for doubtful accounts	(30)	(30)	$ (39)
Less: allowance for sales adjustments	(34)	(33)
Net trade receivables	1,120	1,069
Other receivables	47	244
Trade and other receivables	$ 1,167	$ 1,313